UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (95.66%)
CONSUMER DISCRETIONARY – (8.89%)
Automobiles & Components – (0.78%)
9,850,560	Harley-Davidson, Inc.	$245,475,955

Consumer Durables & Apparel – (0.31%)
1,765,200	Garmin Ltd.	53,397,300
1,177,877	Hunter Douglas NV (Netherlands)	44,286,096

		97,683,396

Consumer Services – (0.99%)
16,843,824	H&R Block, Inc. (a)	308,915,732

Media – (3.68%)
15,433,216	Comcast Corp., Special Class A	216,219,356
6,642,861	Grupo Televisa S.A., ADR (Mexico)	128,605,789
1,333,619	Lagardere S.C.A. (France)	60,252,089
4,908,532	Liberty Media Corp. - Entertainment, Series A *	151,354,584
31,628,245	News Corp., Class A	364,515,524
8,403,900	Walt Disney Co.	230,014,743

		1,150,962,085

Retailing – (3.13%)
1,586,345	Amazon.com, Inc. *	188,473,650
12,376,257	Bed Bath & Beyond Inc. *	435,396,721
12,656,716	CarMax, Inc. *(a)	248,957,604
6,135,639	Liberty Media Corp. - Interactive, Series A *	69,547,468
1,716,600	Staples, Inc.	37,258,803

		979,634,246

	Total Consumer Discretionary	2,782,671,414

CONSUMER STAPLES – (11.81%)
Food & Staples Retailing – (5.59%)
20,391,199	Costco Wholesale Corp.	1,159,239,663
16,691,766	CVS Caremark Corp.	589,219,340

		1,748,459,003

Food, Beverage & Tobacco – (4.36%)
4,514,000	Coca-Cola Co.	240,641,340
24,630,141	Diageo PLC (United Kingdom)	401,175,571
8,893,333	Heineken Holding NV (Netherlands)	346,002,074
2,331,192	Hershey Co.	88,095,746
6,116,763	Philip Morris International Inc.	289,689,896

		1,365,604,627

Household & Personal Products – (1.86%)
2,046,500	Natura Cosmeticos S.A. (Brazil)	36,652,517
9,375,314	Procter & Gamble Co.	543,768,212

		580,420,729

	Total Consumer Staples	3,694,484,359

ENERGY – (13.90%)
11,469,377	Canadian Natural Resources Ltd. (Canada)	741,724,611
147,115,848	China Coal Energy Co. - H (China)	203,568,456
2,315,666	ConocoPhillips	116,200,120
14,395,229	Devon Energy Corp.	931,515,269
11,493,373	EOG Resources, Inc.	938,548,839
13,291,177	Occidental Petroleum Corp.	1,008,534,511
191,100	OGX Petroleo e Gas Participacoes S.A. (Brazil)	154,584,235

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
3,044,973	Transocean Ltd. *	$255,503,684

	Total Energy	4,350,179,725

FINANCIALS – (28.65%)
Banks – (4.10%)
	Commercial Banks – (4.10%)
46,618,990	Wells Fargo & Co.	1,282,954,605

Diversified Financials – (13.23%)
	Capital Markets – (5.52%)
5,609,831	Ameriprise Financial, Inc.	194,492,841
27,550,228	Bank of New York Mellon Corp.	734,489,078
4,316,350	Brookfield Asset Management Inc., Class A (Canada)(b)	90,211,715
8,774,804	GAM Holding Ltd. (Switzerland)	107,053,310
1,114,900	Goldman Sachs Group, Inc.	189,722,533
8,774,804	Julius Baer Group Ltd. (Switzerland)	330,327,450
1,377,427	Morgan Stanley	44,242,955
914,450	State Street Corp.	38,388,611

		1,728,928,493

	Consumer Finance – (3.68%)
33,047,738	American Express Co.	1,151,383,192

	Diversified Financial Services – (4.03%)
2,641,295	Bank of America Corp.	38,510,081
22,146,599	JPMorgan Chase & Co.	925,063,440
8,889,007	Moody's Corp.	210,491,686
1,136,900	Visa Inc., Class A	86,131,544

		1,260,196,751

		4,140,508,436

Insurance – (10.68%)
	Life & Health Insurance – (0.34%)
2,576,612	Principal Financial Group, Inc.	64,518,365
1,486,826	Sun Life Financial Inc. (Canada)	40,679,559

		105,197,924

	Multi-line Insurance – (2.83%)
807,675	American International Group, Inc. *	27,154,033
329,150	Fairfax Financial Holdings Ltd. (Canada)	116,519,100
22,377,859	Loews Corp. (a)	740,707,133

		884,380,266

	Property & Casualty Insurance – (6.30%)
12,357	Berkshire Hathaway Inc., Class A *	1,223,343,000
27,867	Berkshire Hathaway Inc., Class B *	91,487,361
85,747	Markel Corp. *	27,670,557
39,386,553	Progressive Corp. (Ohio) *(a)	630,184,848

		1,972,685,766

	Reinsurance – (1.21%)
615,500	Everest Re Group, Ltd.	53,850,095
6,459,634	Transatlantic Holdings, Inc. (a)	326,211,517

		380,061,612

		3,342,325,568

Real Estate – (0.64%)
39,228,591	Hang Lung Group Ltd. (Hong Kong)	198,627,402

	Total Financials	8,964,416,011

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (10.19%)
Health Care Equipment & Services – (4.81%)
4,052,500	Becton, Dickinson and Co.	$277,028,900
5,039,313	Cardinal Health, Inc.	142,814,130
2,519,656	CareFusion Corp. *	56,364,705
6,129,000	Express Scripts, Inc. *	490,289,355
1,877,000	Laboratory Corp. of America Holdings *	129,306,530
15,686,330	UnitedHealth Group Inc.	407,060,264

		1,502,863,884

Pharmaceuticals, Biotechnology & Life Sciences – (5.38%)
9,266,200	Johnson & Johnson	547,169,110
9,539,700	Merck & Co., Inc.	295,062,921
15,522,300	Pfizer Inc.	264,344,769
20,469,700	Schering-Plough Corp.	577,245,540

		1,683,822,340

	Total Health Care	3,186,686,224

INDUSTRIALS – (6.63%)
Capital Goods – (1.45%)
10,371,800	ABB Ltd., ADR (Switzerland)	192,189,454
1,082,300	PACCAR Inc.	40,467,197
6,595,461	Tyco International Ltd.	221,277,716

		453,934,367

Commercial & Professional Services – (2.72%)
4,993,390	D&B Corp. (a)	382,293,939
19,169,847	Iron Mountain Inc. *(a)	468,319,362

		850,613,301

Transportation – (2.46%)
86,492,066	China Merchants Holdings International Co., Ltd. (China)	276,396,712
68,681,837	China Shipping Development Co. Ltd. - H (China)(a)	97,091,501
49,925,016	Cosco Pacific Ltd. (China)	69,090,858
1,770,630	Kuehne & Nagel International AG, Registered (Switzerland)	160,425,597
4,167,000	LLX Logistica S.A. (Brazil)*	16,510,933
2,781,771	United Parcel Service, Inc., Class B	149,325,467

		768,841,068

	Total Industrials	2,073,388,736

INFORMATION TECHNOLOGY – (9.51%)
Semiconductors & Semiconductor Equipment – (1.68%)
22,429,547	Texas Instruments Inc.	525,972,877

Software & Services – (4.57%)
13,867,400	Activision Blizzard, Inc. *	150,045,268
1,028,674	Google Inc., Class A *	551,652,149
26,268,597	Microsoft Corp.	727,902,823

		1,429,600,240

Technology Hardware & Equipment – (3.26%)
13,111,720	Agilent Technologies, Inc. *	324,383,953
11,722,174	Hewlett-Packard Co.	556,334,378
6,595,361	Tyco Electronics Ltd.	140,151,421

		1,020,869,752

	Total Information Technology	2,976,442,869

MATERIALS – (5.72%)
4,647,965	BHP Billiton PLC (United Kingdom)	125,238,731

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
4,001,441	Martin Marietta Materials, Inc. (a)	$333,400,064
2,001,050	Monsanto Co.	134,430,539
712,500	Potash Corp. of Saskatchewan Inc. (Canada)	66,105,750
2,994,082	Rio Tinto PLC (United Kingdom)	132,367,636
27,040,599	Sealed Air Corp. (a)	519,990,719
19,715,560	Sino-Forest Corp. (Canada)*(a)	277,499,172
4,381,229	Vulcan Materials Co.	201,667,971

	Total Materials	1,790,700,582

UTILITIES – (0.36%)
8,517,800	AES Corp. *	111,327,646

	Total Utilities	111,327,646

	TOTAL COMMON STOCK – (Identified cost $23,488,670,351)	29,930,297,566

CONVERTIBLE BONDS – (0.52%)
MATERIALS – (0.20%)
$60,982,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)(c)	62,277,868

	Total Materials	62,277,868

TELECOMMUNICATION SERVICES – (0.32%)
68,312,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	67,458,100
29,918,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (c)	33,321,172

	Total Telecommunication Services	100,779,272

	TOTAL CONVERTIBLE BONDS – (Identified cost $159,212,000)	163,057,140

CORPORATE BONDS – (1.09%)
CONSUMER DISCRETIONARY – (0.72%)
Automobiles & Components – (0.72%)
183,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (c)	226,343,367

	Total Consumer Discretionary	226,343,367

MATERIALS – (0.37%)
105,000,000	Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14 (a)(c)	113,961,855

	Total Materials	113,961,855

	TOTAL CORPORATE BONDS – (Identified cost $288,000,000)	340,305,222

SHORT TERM INVESTMENTS – (2.68%)
329,304,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 11/02/09, dated 10/30/09, repurchase value of $329,305,921
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.917%-6.735%, 06/01/17-11/01/39, total market value $335,890,080)	329,304,000
364,495,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.08%, 11/02/09, dated 10/30/09, repurchase value of $364,497,430
	(collateralized by: U.S. Government obligations in a pooled cash account, 0.00%-4.25%, 11/15/19-05/15/39, total market value $371,784,900)	364,495,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2009 (Unaudited)

Principal		Security			Value
SHORT TERM INVESTMENTS – (CONTINUED)
$145,798,000	UBS Securities LLC Joint Repurchase Agreement,
	0.07%, 11/02/09, dated 10/30/09, repurchase value of $145,798,850
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-5.50%, 06/01/18-10/01/39, total market value $148,713,960)				$145,798,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $839,597,000)				839,597,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.28%)
86,435,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.08%, 11/02/09, dated 10/30/09, repurchase value of $86,435,576
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 09/20/39, total market value $88,163,700)				86,435,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $86,435,000)				86,435,000

Total Investments – (100.23%) – (Identified cost $24,861,914,351) – (d)					31,359,691,928
Liabilities Less Other Assets – (0.23%)					(72,064,580)
	Net Assets – (100.00%)				$31,287,627,348

ADR: American Depositary Receipt
*				Non-Income producing security.
(a)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2009.  The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2009, amounts to $4,509,811,314.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2009	Gross Additions	Gross Reductions	Shares/Principal October 31, 2009	Dividend/ Interest Income
CarMax, Inc.	12,656,716	–	–	12,656,716	$–
China Shipping Development Co. Ltd. - H	68,681,837	–	–	68,681,837	–
D&B Corp.	4,993,390	–	–	4,993,390	1,697,753
H&R Block, Inc.	17,348,824	–	505,000	16,843,824	2,602,324
Iron Mountain Inc.	19,169,847	–	–	19,169,847	–
Loews Corp.	22,377,859	–	–	22,377,859	1,398,616
Martin Marietta Materials, Inc.	4,001,441	–	–	4,001,441	1,600,576
Progressive Corp. (Ohio)	39,386,553	–	–	39,386,553	–
Sealed Air Corp.	27,040,599	–	–	27,040,599	3,244,872
Sealed Air Corp., Sr. Notes, 12.00%, 02/14/14	$105,000,000	–	–	$105,000,000	3,150,000
Sino-Forest Corp.	19,715,560	–	–	19,715,560	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$60,982,000	–	–	$60,982,000	762,275
Transatlantic Holdings, Inc.	6,459,634	–	–	6,459,634	1,291,927

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2009 (Unaudited)

(b)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank.  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned.  As of October 31, 2009, the Fund had on loan securities valued at $81,190,544; cash of $86,435,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)
Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $435,904,262, or 1.39% of the Fund’s net assets as of October 31, 2009.

(d)	Aggregate cost for federal income tax purposes is $24,879,379,860. At October 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$8,936,827,596
	Unrealized depreciation	(2,456,515,528)
	Net unrealized appreciation	$6,480,312,068

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2009 (Unaudited)
Security Valuation – (Continued)

    Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$2,678,133,229	$104,538,185	$–	$2,782,671,414
Consumer staples	2,947,306,714	747,177,645	–	3,694,484,359
Energy	4,146,611,269	203,568,456	–	4,350,179,725
Financials	8,658,735,299	305,680,712	–	8,964,416,011
Health care	3,186,686,224	–	–	3,186,686,224
Industrials	1,470,384,068	603,004,668	–	2,073,388,736
Information technology	2,976,442,869	–	–	2,976,442,869
Materials	1,533,094,215	257,606,367	–	1,790,700,582
Utilities	111,327,646	–	–	111,327,646
Convertible debt securities	–	163,057,140	–	163,057,140
Corporate debt securities	–	340,305,222	–	340,305,222
Short-term securities	–	926,032,000	–	926,032,000
Total	$27,708,721,533	$3,650,970,395	$–	$31,359,691,928

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to October 31, 2009 and through December 30, 2009, which required adjustments and/or additional disclosure.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (85.49%)
CONSUMER DISCRETIONARY – (11.34%)
Consumer Services – (0.28%)
1,300	Wynn Resorts Ltd.	$70,493

Media – (5.17%)
18,810	Liberty Media Corp. - Entertainment, Series A *	580,006
64,310	News Corp., Class A	741,173

		1,321,179

Retailing – (5.89%)
5,690	Bed Bath & Beyond Inc. *	200,174
49,160	CarMax, Inc. *	966,977
29,880	Liberty Media Corp. - Interactive, Series A *	338,690

		1,505,841

	Total Consumer Discretionary	2,897,513

CONSUMER STAPLES – (5.29%)
Food & Staples Retailing – (2.51%)
8,690	Costco Wholesale Corp.	494,027
4,190	CVS Caremark Corp.	147,907

		641,934

Food, Beverage & Tobacco – (1.97%)
4,490	Coca-Cola Co.	239,362
3,410	Nestle S.A. (Switzerland)	158,570
3,400	Unilever NV, NY Shares (Netherlands)	105,026

		502,958

Household & Personal Products – (0.81%)
6,480	Avon Products, Inc.	207,684

	Total Consumer Staples	1,352,576

ENERGY – (2.18%)
200	OGX Petroleo e Gas Participacoes S.A. (Brazil)	161,784
640	Schlumberger Ltd.	39,808
2,070	Southwestern Energy Co. *	90,210
7,600	Spectra Energy Corp.	145,312
2,850	XTO Energy, Inc.	118,446

	Total Energy	555,560

FINANCIALS – (9.34%)
Banks – (1.35%)
	Commercial Banks – (1.35%)
12,490	Wells Fargo & Co.	343,725

Diversified Financials – (5.96%)
	Capital Markets – (5.95%)
48,210	Bank of New York Mellon Corp.	1,285,278
7,350	Brookfield Asset Management Inc., Class A (Canada)	153,615
55,580	E*TRADE Financial Corp. *	81,425

		1,520,318

	Diversified Financial Services – (0.01%)
12	CME Group Inc.	3,634

		1,523,952

Insurance – (2.03%)
	Multi-line Insurance – (0.47%)
336	Fairfax Financial Holdings Ltd. (Canada)	118,944

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
October 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Property & Casualty Insurance – (1.56%)
4	Berkshire Hathaway Inc., Class A *	$396,000
720	MBIA Inc. *	2,923

		398,923

		517,867

	Total Financials	2,385,544

HEALTH CARE – (6.95%)
Health Care Equipment & Services – (6.95%)
7,180	Becton, Dickinson and Co.	490,825
4,030	Cardinal Health, Inc.	114,210
8,615	CareFusion Corp. *	192,717
2,430	Laboratory Corp. of America Holdings *	167,403
31,200	UnitedHealth Group Inc.	809,640

		1,774,795

	Total Health Care	1,774,795

INDUSTRIALS – (11.67%)
Capital Goods – (5.35%)
6,800	ABB Ltd., ADR (Switzerland)	126,004
9,680	PACCAR Inc.	361,935
9,720	Siemens AG, Registered (Germany)	878,367

		1,366,306

Commercial & Professional Services – (2.84%)
29,700	Iron Mountain Inc. *	725,571

Transportation – (3.48%)
21,950	All America Latina Logistica S.A. (Brazil)	161,859
26,720	Ryanair Holdings PLC, ADR (Ireland) *	728,654

		890,513

	Total Industrials	2,982,390

INFORMATION TECHNOLOGY – (36.66%)
Semiconductors & Semiconductor Equipment – (6.12%)
66,710	Texas Instruments Inc.	1,564,349

Software & Services – (12.56%)
2,050	Automatic Data Processing Inc.	81,631
917	Google Inc., Class A *	491,764
53,030	Microsoft Corp.	1,469,462
7,650	Redecard S.A. (Brazil)	113,560
23,260	SAP AG, ADR (Germany)	1,052,980

		3,209,397

Technology Hardware & Equipment – (17.98%)
36,670	Agilent Technologies, Inc. *	907,216
40,590	Cisco Systems, Inc. *	926,670
33,670	Hewlett-Packard Co.	1,597,978
9,630	International Business Machines Corp.	1,161,474

		4,593,338

	Total Information Technology	9,367,084

MATERIALS – (0.22%)
610	Potash Corp. of Saskatchewan Inc. (Canada)	56,596

	Total Materials	56,596

2

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
October 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.29%)
1,700	America Movil SAB de C.V., Series L, ADR (Mexico)	$75,021

	Total Telecommunication Services	75,021

UTILITIES – (1.55%)
7,890	AES Corp. *	103,123
6,220	Exelon Corp.	292,091

	Total Utilities	395,214

	TOTAL COMMON STOCK – (Identified cost $21,831,942)	21,842,293

SHORT TERM INVESTMENTS – (14.82%)
$1,485,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.07%, 11/02/09, dated 10/30/09, repurchase value of $1,485,009
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.917%-6.735%, 06/01/17-11/01/39, total market value $1,514,700)	1,485,000
1,643,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.08%, 11/02/09, dated 10/30/09, repurchase value of $1,643,011
	(collateralized by: U.S. Government obligations in a pooled cash account, 0.00%-4.25%, 11/15/19-05/15/39, total market value $1,675,860)	1,643,000
657,000	UBS Securities LLC Joint Repurchase Agreement,
	0.07%, 11/02/09, dated 10/30/09, repurchase value of $657,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-5.50%, 06/01/18-10/01/39, total market value $670,140)	657,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $3,785,000)	3,785,000

	Total Investments – (100.31%) – (Identified cost $25,616,942) – (a)	25,627,293
	Liabilities Less Other Assets – (0.31%)	(78,617)
	Net Assets – (100.00%)	$25,548,676

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $26,250,483. At October 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$3,162,874
	Unrealized depreciation	(3,786,064)
	Net unrealized depreciation	$(623,190)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

3

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
October 31, 2009 (Unaudited)
Security Valuation – (Continued)

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs*	Inputs	Total
Equity securities:
Consumer discretionary	$2,897,513	$–	$–	$2,897,513
Consumer staples	1,194,006	158,570	–	1,352,576
Energy	555,560	–	–	555,560
Financials	2,385,544	–	–	2,385,544
Health care	1,774,795	–	–	1,774,795
Industrials	2,104,023	878,367	–	2,982,390
Information technology	9,367,084	–	–	9,367,084
Materials	56,596	–	–	56,596
Telecommunication services	75,021	–	–	75,021
Utilities	395,214	–	–	395,214
Short-term securities	–	3,785,000	–	3,785,000
Total	$20,805,356	$4,821,937	$–	$25,627,293

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Subsequent Events - Fund management has determined that no material events or transactions occurred subsequent to October 31, 2009 and through December 30, 2009, which require adjustments and/or additional disclosure.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

4

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  December 30, 2009

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  December 30, 2009